UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  03/31/2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       May 6,2009

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total:  $91813



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hathaway Inc C COM              084670108     2601     3000 SH       Sole                     3000
3m Co                          COM              88579Y101     3906    78552 SH       Sole                    78552
AT&T Inc.                      COM              00206R102      346    13735 SH       Sole                    13735
Berkshire Hathaway Inc Cl B    COM              084670207     4024     1427 SH       Sole                     1427
Bp Plc Adr                     COM              055622104     1293    32238 SH       Sole                    32238
Bridgehampton National Bank    COM              108035106     2933   146933 SH       Sole                   146933
Cadbury Plc Spons Adr          COM              12721E102      839    27700 SH       Sole                    27700
Chevron Corporation            COM              166764100     1370    20368 SH       Sole                    20368
Cisco Sys Inc                  COM              17275R102      688    41000 SH       Sole                    41000
Coca-Cola                      COM              191216100      615    14000 SH       Sole                    14000
Deere & Company                COM              244199105      657    20000 SH       Sole                    20000
Diageo Plc                     COM              25243Q205     2543    56825 SH       Sole                    56825
Duke Energy                    COM              26441C105      270    18888 SH       Sole                    18888
Ei Dupont De Nemours & Co      COM              263534109      297    13286 SH       Sole                    13286
Emerson Elec Co                COM              291011104     3572   124975 SH       Sole                   124975
Exxon Mobil Corp               COM              30231G102     4143    60840 SH       Sole                    60840
Factset Research Sys           COM              303075105     3785    75725 SH       Sole                    75725
Fpl Group Inc.                 COM              302571104      203     4000 SH       Sole                     4000
General Elec Co                COM              369604103     3307   327139 SH       Sole                   327139
Google Inc. Cl A               COM              38259P508     2621     7530 SH       Sole                     7530
Heineken Holding               COM              N39338194      238    10125 SH       Sole                    10125
Hewlett Packard                COM              428236103      596    18600 SH       Sole                    18600
Intel Corp.                    COM              458140100      423    28100 SH       Sole                    28100
International Business Machine COM              459200101     4968    51271 SH       Sole                    51271
Johnson & Johnson              COM              478160104     3072    58402 SH       Sole                    58402
Kraft Foods Inc Class A        COM              50075N104      223    10000 SH       Sole                    10000
L 3 Communications Hldg Corp   COM              502424104     3102    45755 SH       Sole                    45755
Laboratory Amer Hldgs Com New  COM              50540R409      234     4000 SH       Sole                     4000
Medtronic Inc.                 COM              585055106     3414   115856 SH       Sole                   115856
Nestle Sa                      COM              641069406     3605   107453 SH       Sole                   107453
Norfolk Southern Corp.         COM              655844108      439    13000 SH       Sole                    13000
Pepsico Inc.                   COM              713448108     3383    65707 SH       Sole                    65707
Pfizer Inc.                    COM              717081103      189    13880 SH       Sole                    13880
Plum Creek Timber Co.          COM              729251108      291    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     4252    90295 SH       Sole                    90295
Proshares Tr Pshs Shrt S&P500  COM              74347R503      634     8100 SH       Sole                     8100
Royal Dutch Shell Plc Spons Ad COM              780259206      354     8000 SH       Sole                     8000
Schlumberger                   COM              806857108     3303    81305 SH       Sole                    81305
Sealed Air Corp New            COM              81211K100      257    18630 SH       Sole                    18630
Staples Inc.                   COM              855030102     4507   248851 SH       Sole                   248851
Stryker Corp                   COM              863667101     2692    79075 SH       Sole                    79075
Target Corp                    COM              87612E106     2722    79140 SH       Sole                    79140
Tesco PLC Ord                  COM              G87621101       54    11400 SH       Sole                    11400
Verizon Communications         COM              92343V104      348    11539 SH       Sole                    11539
Walgreen Co.                   COM              931422109     3700   142520 SH       Sole                   142520
Wyeth                          COM              983024100     1930    44846 SH       Sole                    44846
XTO Energy Inc.                COM              98385X106     2871    93760 SH       Sole                    93760